Derivative Instruments and Hedging Activities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	$ (653)	$ 1,029	$ 336	$ 3,012
Statement of (Loss) Income Effective Portion	86	746	266	1,511
Statement of (Loss) Income Ineffective Portion	(254)	(14)	(234)	(68)
Vessel Operating Expenses [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion		174		781
Statement of (Loss) Income Ineffective Portion		(83)		(267)
General and administrative expenses [Member]
Effective portion of gains (losses) on foreign currency contracts
Statement of (Loss) Income Effective Portion	86	572	266	730
Statement of (Loss) Income Ineffective Portion	(254)	69	(234)	199
Balance Sheet [Member]
Effective portion of gains (losses) on foreign currency contracts
Balance Sheet (AOCI) Effective Portion	$ (653)	$ 1,029	$ 336	$ 3,012